SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

May 22, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2020

Fund, BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2030

Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2040

Fund, BlackRock LifePath® Dynamic 2045 Fund, BlackRock LifePath® Dynamic 2050

Fund, BlackRock LifePath® Dynamic 2055 Fund and BlackRock LifePath® Dynamic

2060 (the “Funds”), each a series of BlackRock Funds III

(Securities Act File No. 33-54126, Investment Company Act File No. 811-07332)

Ladies and Gentlemen:

On behalf of BlackRock Funds III, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Investor, Institutional and Class R Shares Prospectus, Class K Shares Prospectus and the Statement of Additional Information of the Funds, each dated April 30, 2019, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on May 3, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5448.

Very truly yours,

/s/ Toi K. Carrion
Toi K. Carrion

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

Jesse C. Kean

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.